United States
Securities and Exchange Commission
Washington, DC  20549

Form 13F


Report for the Calendar Year or Quarter Ended:	June 30, 2006

Report type:	13F Holdings Report

If amended report check here:[X] Amendment Number: 1

If amended report is a restatement, check here: [X]

Institutional Investment Manager Filing this Report:

Name:		Rockledge Partners, LLC
		6701 Democracy Blvd., Suite 204
		Bethesda, MD  20817

13F File Number #801-62314

Person signing this report on Behalf of Reporting Manager:

Name:		Wayne H. Shaner
Title:		Managing Partner
Phone:		301-897-2090

Signature, Place, and Date of Signing:



Wayne H. Shaner,	Bethesda, MD  	January 24, 2007


I am signing this report as required by the Securities Exchange Act of 1934.


Comment: This amended return reflects non-material adjustments to the aggregateshares under management.
         There are no new holdings in this amendment.



                                                      Rockledge Partners, LLC.
                                                              FORM 13F
                                                            June 30, 2006

                                                                  FORM 13F INFORMATION TABLE
                                                           VALUE   SHARES/  SH/ PUT/ INVSTMT    OTHER          VOTING AUTHORITY
        NAME OF ISSUER          TITLE OF CLASS    CUSIP   (x$1000) PRN AMT  PRN CALL DSCRETN   MANAGERS     SOLE    SHARED    NONE
------------------------------ ---------------- --------- -------- -------- --- ---- ------- ------------ -------- -------- --------
AT&T Inc                       Com              00206R102      821    29440 SH       SOLE                    29440
Alleghany Corp                 Com              017175100     3040    11000 SH       SOLE                    11000
Altria Group Inc.              Com              02209s103     7972   108570 SH       SOLE                   108570
Anadarko Pete Corp.            Com              032511107    10050   210740 SH       SOLE                   210740
Anglogold Ltd ADR              Com              035128206     7718   160400 SH       SOLE                   160400
Anheuser-Busch Companies       Com              035229103    16603   364180 SH       SOLE                   364180
Automatic Data Processing      Com              053015103    16973   374270 SH       SOLE                   374270
BJ's Wholesale Club Inc.       Com              05548J106     6803   239960 SH       SOLE                   239960
BP Plc-Spons. ADR              Com              055622104      292     4200 SH       SOLE                     4200
Barrick Gold Corp              Com              067901108     6891   232800 SH       SOLE                   232800
Becton Dickinson & Co.         Com              075887109      258     4225 SH       SOLE                     4225
Berkshire Hathaway A           Com              084670108      458        5 SH       SOLE                        5
Berkshire Hathaway B           Com              084670207    27588     9066 SH       SOLE                     9066
CBS Corp                       Com              124857202    11971   442550 SH       SOLE                   442550
Cincinnati Financial Corp      Com              172062101    15191   323140 SH       SOLE                   323140
Coca-Cola Company              Com              191216100    17240   400735 SH       SOLE                   400735
ConocoPhillips                 Com              20825C104      436     6660 SH       SOLE                     6660
Danaher Corp                   Com              235851102    11129   173020 SH       SOLE                   173020
Deere & Co.                    Com              244199105    16507   197710 SH       SOLE                   197710
Diageo Plc-ADR                 Com              25243q205    10132   150000 SH       SOLE                   150000
Dresser-Rand Group Inc.        Com              261608103    10879   463350 SH       SOLE                   463350
Eastman Kodak Corp.            Com              277461109    10375   436300 SH       SOLE                   436300
Emerson Electric Co.           Com              291011104      287     3425 SH       SOLE                     3425
Exxon Mobil Corp               Com              30231G102    15761   256900 SH       SOLE                   256900
Fifth Third Bancorp            Com              316773100    15564   421220 SH       SOLE                   421220
Fiserv, Inc.                   Com              337738108     1058    23320 SH       SOLE                    23320
Gannett Company                Com              364730101     9430   168605 SH       SOLE                   168605
General Dynamics Corp          Com              369550108     6388    97590 SH       SOLE                    97590
General Electric Co.           Com              369604103    21031   638090 SH       SOLE                   638090
Genuine Parts Co.              Com              372460105    12866   308840 SH       SOLE                   308840
GlaxoSmithKline PLC - Spons. A Com              37733W105    10323   185000 SH       SOLE                   185000
Gold Fields Ltd ADR            Com              38059t106    11581   505720 SH       SOLE                   505720
Grainger, W.W. Inc.            Com              384802104     6898    91690 SH       SOLE                    91690
Home Depot Inc.                Com              437076102     9404   262750 SH       SOLE                   262750
Honda Motor Co. ADR            Com              438128308    15165   476600 SH       SOLE                   476600
J.P. Morgan Chase & Co         Com              46625H100     7518   179000 SH       SOLE                   179000
Johnson & Johnson              Com              478160104     2506    41830 SH       SOLE                    41830
LaBranche & Co Inc             Com              505447102     5086   420000 SH       SOLE                   420000
Lockheed Martin Corporation    Com              539830109      633     8820 SH       SOLE                     8820
Markel Corporation             Com              570535104    16731    48215 SH       SOLE                    48215
McClatchy Newspapers, Inc.     Com              579489105     4617   115075 SH       SOLE                   115075
Morgan Stanley                 Com              617446448    11485   181695 SH       SOLE                   181695
Newmont Mining Corp.           Com              651639106    11133   210335 SH       SOLE                   210335
Nokia Corp ADR                 Com              654902204    12987   641000 SH       SOLE                   641000
Old Republic Intl              Com              680223104     8105   379247 SH       SOLE                   379247
Pfizer, Inc.                   Com              717081103     1023    43580 SH       SOLE                    43580
Procter & Gamble               Com              742718109    16548   297620 SH       SOLE                   297470
Royal Dutch Shell PLC - ADR Cl Com              780259107    12644   180971 SH       SOLE                   180971
Royal Gold Inc.                Com              780287108     6553   235550 SH       SOLE                   235550
Statoil ASA - Sponsored ADR    Com              85771p102    14602   512000 SH       SOLE                   512000
The Walt Disney Co.            Com              254687106    21713   723760 SH       SOLE                   723760
Unilever PLC Sponsored ADR     Com              904767704     4625   205200 SH       SOLE                   205200
Wachovia Corp                  Com              929903102      829    15320 SH       SOLE                    15320
Washington Post - Cl B         Com              939640108    11880    15230 SH       SOLE                    15230